Revenue from Contracts with Customers (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Revenues	$ 136,415	$ 190,770	$ 275,429	$ 369,669
Deferred Revenue, Current	8,341		8,341		$ 12,623
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues	63,311	81,232	128,450	151,043
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues	$ 73,104	$ 109,538	$ 146,979	$ 218,626